Promissory Notes - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Outstanding promissory notes	$ 30,000	$ 30,000
Promissory Notes Due in 2012 [Member]
Debt Instrument [Line Items]
Annual interest rate	10.00%